Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2015
Preferred Stock [Member]
Schedule of Stock by Class [Table Text Block]
Preferred Stock issues during 2015 are as follows:
Preferred Stock	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Par Value	Additional Paid in Capital (1)
Balance at December 31, 2014	3,337,725	$.0001	$2.00	$6,675,452	$334	$6,675,118
Issuance of stock (2)	370,050.0001		$2.00	740,100	37	740,063
Stock dividend	78,040.0001		$2.00	(156,056)	8	156,048
Conversion of preferred stock	(3,785,815)	.0001	$2.00	(7,259,496)	(379)	(7,571,229)
Total December 31, 2015	-			$-	$-	$-

(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible notes and stock options.
(2) Shares issued contain an anti-dilution provision expiring upon the conversion to common stock.

Preferred Stock issues during 2014 are as follows:
Preferred Stock	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Par Value	Additional Paid in Capital (1)
December 31, 2013 Balance	-	-	-	$-	$-	$-
Issuance of stock (2)		2,264,238.0001	$2.00	4,528,476	227	4,528,249
Conversion of convertible debt (2)		1,073,487.0001	$2.00	2,146,976	107	2,146,869
Total December 31, 2014	3,337,725			$6,675,452	$334	$6,675,118

(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible notes and stock options.
(2) Shares issued contain an anti-dilution provision expiring upon the conversion to common stock.